Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Summary of Share Based Compensation
The following table summarizes
non-cash
share-based compensation for the period:

	2020	2019
Share purchase option expense	$618	$903
RSU expense	3,320	2,542
PSU expense	3,882	2,187
DSU expense	320	-
Total compensation expense	$8,140	$5,632

Compensation expense included in:
General and administration	$6,751	$5,017
Operating expenses	1,063	386
Exploration	326	229
	$8,140	$5,632

Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted	The fair value of options granted was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2020	2019
Exercise price (C$)	$11.80	$5.30
Risk-free interest rate	0.4%	1.8%
Volatility	65.2%	65.7%
Dividend yield	0%	0.0%
Expected life	5.0 years	5.0 years

Disclosure of Number and Weighted Average Exercise Prices of Share Options
A summary of the Company’s share purchase options is as follows:

	Shares issuable on exercise of options	Weighted average exercise price (C$)
Outstanding, December 31, 2018	2,776,302	$6.35
Granted	359,210	5.30
Exercised	(240,895)	2.85
Expired/forfeited	(219,504)	10.97

Outstanding, December 31, 2019	2,675,113	$5.99
Issued in Leagold Acquisition	5,728,647	7.77
Granted	156,200	11.80
Exercised	(5,559,803)	7.38
Expired/forfeited	(81,087)	8.52

Outstanding, December 31, 2020	2,919,070	$7.09

Disclosure of Range of Exercise Prices of Outstanding Share Options
At December 31, 2020, the Company had the following options issued and outstanding:

Options Outstanding				Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $2.99	591,820	$2.89	0.71	591,820	$2.89
$3.00 - $4.99	3,000	4.75	2.61	3,000	4.75
$5.00 - $6.99	1,211,514	5.72	2.06	1,070,223	5.78
$7.00 - $8.99	687,374	8.53	1.28	687,374	8.53
$9.00 - $17.15	425,362	14.52	2.04	269,162	16.10

	2,919,070			2,621,579

Disclosure of Detailed Information about Share Purchase Warrants Activity
A continuity of the Company’s share purchase warrants is as follows:

	Shares issuable on exercise of warrants	Weighted average exercise price (C$)
Outstanding, December 31, 2018	24,565,862	$11.90
Exercised	(363,235)	5.36
Expired	(151,437)	14.60

Outstanding, December 31, 2019	24,051,190	$12.00
Issued in Leagold Acquisition	16,626,569	11.14
Exercised	(20,976,625)	9.48
Expired	(675,976)	13.16

Outstanding, December 31, 2020	19,025,158	$14.00

Disclosure of Range of Exercise Prices of Outstanding Share Purchase Warrants
At December 31, 2020, the Company had the following share purchase warrants issued and outstanding:

Range of exercise price (C$) (1)	Shares issuable on exercise of warrants	Weighted average exercise price (C$) (1)	Expiry dates
$3.67 - $4.99	317,454	$3.67	May 2021
$5.00 - $9.99	840,776	5.61	March 2021 – May 2023
$10.00 - $14.99	1,849,262	10.91	January 2021 – March 2022
$15.00	16,017,666	15.00	October 2021

	19,025,158

(1)
17,701,156 warrants with a weighted average exercise price of C$14.21 are exercisable into one common share of Equinox Gold and one-quarter
of a share of Solaris. Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.

Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
A continuity table of the equity-settled RSUs and pRSUs outstanding is as follows:

	RSUs	pRSUs
Outstanding, December 31, 2018	543,276	1,142,544
Granted	488,560	143,740
Settled	(220,289)	(129,706)
Forfeited	(8,500)	(44,200)

Outstanding, December 31, 2019	803,047	1,112,378
Granted	375,017	213,600
Settled	(463,608)	(179,938)
Forfeited	(4,750)	(740)

Outstanding, December 31, 2020	709,706	1,145,300

Cash Settled Restricted Share Units [member]
Statements [Line Items]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
A continuity table of the cash-settled RSUs outstanding is as follows:

RSUs outstanding
Outstanding, December 31, 2018	-
Granted	168,800

Outstanding, December 31, 2019	168,800
Granted	78,900
Settled	(65,900)
Forfeited	(37,000)

Outstanding, December 31, 2020	144,800

Performance share units [Member]
Statements [Line Items]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
A continuity table of the PSUs outstanding is as follows:

PSUs outstanding
Outstanding, December 31, 2019	-
Issued in Leagold Acquisition	369,915
Settled	(72,533)
Forfeited	(14,506)
Outstanding, December 31, 2020	282,876

Deferred share units [Member]
Statements [Line Items]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
A continuity table of the DSUs outstanding is as follows:

DSUs outstanding
Outstanding, December 31, 2019	-
Issued in Leagold Acquisition	319,286
Granted	8,266
Redeemed	(202,115)
Outstanding, December 31, 2020	125,437